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FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


1.  Name and address of issuer:
      Nicholas-Applegate Institutional Funds
      600 West Broadway,
      San Diego, CA 92101-3311

2.  Name of each series or class of funds for which this notice is filed:
      (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
       Large Cap Growth- Class I & R
       Mid Cap Growth- Class I & R
       Small Cap Growth- Class I & R
       Convertible- Class I
       High Quality Bond- Class I & R
       High Yield Bond- Class I & R
       International Core Growth- Class I & R
       International Small Cap Growth- Class I
       Emerging Countries- Class I & R
       Worldwide Growth- Class I
       Value- Class I & R
       Mini Cap Growth- Class I
       Latin America- Class I
       Pacific Rim- Class I
       Global Blue Chip- Class I
       Global Technology- Class I
       Global Healthcare- Class I

3.  Investment Company Act File Number:    811-07384
    Securities Act File Number:            333-71469

4(a). Last day of fiscal year for which this notice is filed:
       	March 31, 2001

4(b). [ ] Check box if this notice is being filed late.

4(c). [ ] Check this box if this is the last time the issuer will be filing this Form.

5.  Calculation of registration fee:

	(i)   Aggregate sale price of securities
      	sold during the fiscal year pursuant
      	to section 24f-2: 					$1,498,240,043

	(ii)  Aggregate price of securities redeemed
      	or repurchased during the fiscal year:		        $951,920,800

	(iii) Aggregate price of securities redeemed or
      	repurchased during any prior fiscal year
      	ending no earlier than October 11, 1995
      	that were not previously used to reduce
      	registration fees payable to the Commission: 	        $0

	(iv) 	Total available redemption credits.
      	[add Items 5(ii) and 5(iii)]: 			        $951,920,800

	(v)	Net Sales - If Item 5(i) is greater
      	than Item 5(iv)[subtract Item 5(iv)
     		 from Item 5(i)]: 					$546,319,243

	(vi)  Redemption credits available for use in
      	future years - If Item 5(i) is less than
     		5(iv). [subtract Item 5(iv) from Item 5(I)]:	$0

	(vii) Multiplier for determining registration
      	fee (See Instruction C.9): 				x.00025

	(viii)Registration fee due. [multiply Item 5(v)
      	by Item 5(vii)](enter "0" if no fee is due):	        $136,579.81

 6. Prepaid Shares

	If the response to Item 5(i) was determined by deducting an amount of securities that were registered
	under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then
	report the amount of securities (number of shares or other units) deducted here:  N/A  If there is a
	number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the
	end of the fiscal year for which this form is filed that are available for use by the issuer in
	future fiscal years, then state that number here:  N/A.

 7. Interest due-- if this Form is being filed more than 90 days after the end
    of the issuer's fiscal year (see Instruction D):		+$0

 8. Total of the amount of registration fee due plus any interest due
    [line 5(viii) plus line 7]: 					= $0

 9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
                Method of Delivery:
                    [X]   Wire Transfer
                    [ ]  Mail or other means


					SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)     Thomas Muscarella

                          Assistant Treasurer of the Funds

Date:  June 11, 2001
























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